Supplemental Cash Flow Information - Schedule of Changes in Operating Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ 21	$ 168
Inventory	32	(2)
Other current assets	1	(85)
Regulatory assets - current	(33)	7
Accounts payable and accrued liabilities	(41)	(280)
Customer deposits	(2)	(17)
Regulatory liabilities - current	(55)	34
Risk management liabilities - current	(1)	1
Other current liabilities	4	(6)
Other operating assets and liabilities	(129)	(52)
Changes in operating assets and liabilities	$ (203)	$ (232)